SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of The Company's Current and Deferred Tax Provision (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Accounting Policies [Abstract]
Federal					$ 540,811
State					0
Total provision for income taxes	$ 46,033	$ 129,885	$ 223,762	$ 387,771	$ 540,811